OPERATING LEASES - Schedule of Operating Lease Obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	$ 56,387
Repayments	(7,038)
Foreign exchange translation	(218)
Operating lease obligation, ending balance	49,131
Current portion	14,698	$ 14,377
Non-current portion	34,433	$ 42,010
SFL Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	21,070
Repayments	(1,255)
Foreign exchange translation	0
Operating lease obligation, ending balance	19,815
Current portion	2,584
Non-current portion	17,231
Golden Hawk Lease
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	7,224
Repayments	(1,215)
Foreign exchange translation	0
Operating lease obligation, ending balance	6,009
Current portion	2,538
Non-current portion	3,471
A. Schmidt and V. Bering Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	25,417
Repayments	(4,399)
Foreign exchange translation	0
Operating lease obligation, ending balance	21,018
Current portion	9,112
Non-current portion	11,906
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	2,676
Repayments	(169)
Foreign exchange translation	(218)
Operating lease obligation, ending balance	2,289
Current portion	464
Non-current portion	$ 1,825